SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

ROPER TECHNOLOGIES, INC. EMPLOYEES’ RETIREMENT SAVINGS 003 PLAN
PLAN SPONSOR’S EIN: 51-0263969
PLAN NUMBER: 003
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

(a)	(b) Identify of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(e) Current value
	Mutual Funds
*	Vanguard Cash Reserves Federal MM Fund Admiral Shares	Mutual fund	$423,809
*	Vanguard Emerging Markets Stock Index Fund Institutional Shares	Mutual fund	1,905,254
*	Vanguard Mid-Cap Index Fund Institutional Shares	Mutual fund	4,835,949
*	Vanguard Small-Cap Index Fund Institutional Shares	Mutual fund	2,525,144
*	Vanguard Total International Bond Index Fund Institutional Shares	Mutual fund	720,917
	Total mutual funds		10,411,073

	Common/Collective Trust Funds
*	Vanguard Retirement Savings Trust III	Common/collective trust	14,791,327
*	Vanguard Developed Markets Index Trust D	Common/collective trust	4,562,013
*	Vanguard Institutional 500 Index Trust D	Common/collective trust	19,470,329
*	Vanguard Institutional Total Bond Market Index Trust D	Common/collective trust	6,276,712
*	Vanguard Target Retirement 2020 Trust Plus	Common/collective trust	9,033,290
*	Vanguard Target Retirement 2025 Trust Plus	Common/collective trust	16,518,913
*	Vanguard Target Retirement 2030 Trust Plus	Common/collective trust	11,266,252
*	Vanguard Target Retirement 2035 Trust Plus	Common/collective trust	15,163,011
*	Vanguard Target Retirement 2040 Trust Plus	Common/collective trust	12,421,949
*	Vanguard Target Retirement 2045 Trust Plus	Common/collective trust	11,384,164
*	Vanguard Target Retirement 2050 Trust Plus	Common/collective trust	6,449,816
*	Vanguard Target Retirement 2055 Trust Plus	Common/collective trust	3,317,226
*	Vanguard Target Retirement 2060 Trust Plus	Common/collective trust	2,600,300
*	Vanguard Target Retirement 2065 Trust Plus	Common/collective trust	890,682
*	Vanguard Target Retirement 2070 Trust Plus	Common/collective trust	625,372
*	Vanguard Target Retirement Income Trust Plus	Common/collective trust	3,597,602
	Total common/collective trust funds		138,368,958
*	Roper Technologies Common Stock	Common stock	17,487,674
*	Notes receivable from participants	Interest rates ranging from 4.25% to 9.50%	372,734
			$166,640,439
	* Indicates party-in-interest